Inventories and current intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories and current intangible assets

	2022	2021
	£m	£m
Fuel stocks	96	94
Raw materials and consumables	297	253
Current intangible assets – emission allowances	118	92
	511	439